UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS RREEF Global Infrastructure Fund
	Shares	Value ($)
Common Stocks 99.4%
Australia 4.6%
APA Group	771,943	2,996,667
Macquarie Atlas Roads Group*	182,028	228,980
Transurban Group	1,060,000	5,510,477

(Cost $9,570,543)		8,736,124
Canada 14.5%
Enbridge, Inc. (a)	219,464	7,005,507
Enbridge, Inc. (a)	68,700	2,193,591
TransCanada Corp. (a)	314,410	12,763,624
TransCanada Corp. (a)	144,216	5,839,306

(Cost $23,322,322)		27,802,028
Channel Islands 1.1%
International Public Partnerships Ltd. (Cost $2,108,317)	1,133,800	2,021,875
China 2.0%
ENN Energy Holdings Ltd. (Cost $3,767,889)	1,160,000	3,775,148
France 0.9%
Eutelsat Communications (Cost $1,893,495)	44,720	1,796,376
Hong Kong 4.3%
Beijing Enterprises Holdings Ltd.	859,000	4,298,403
China Gas Holdings Ltd.	5,678,000	1,394,921
Hong Kong & China Gas Co., Ltd.	1,137,000	2,568,636

(Cost $9,107,820)		8,261,960
Italy 2.1%
Atlantia SpA	139,800	2,004,993
Terna - Rete Elettrica Nationale SpA	525,800	1,950,409

(Cost $3,755,137)		3,955,402
Luxembourg 2.7%
SES "A" (FDR) (Cost $5,810,856)	216,000	5,244,848
Netherlands 2.6%
Koninklijke Vopak NV (Cost $4,894,497)	102,600	4,915,443
Spain 4.9%
Abertis Infraestructuras SA	185,100	2,844,292
Ferrovial SA	564,500	6,448,417

(Cost $9,444,831)		9,292,709
United Kingdom 15.8%
HICL Infrastructure Co., Ltd.	1,110,100	2,005,612
National Grid PLC	1,818,859	18,034,121
Severn Trent PLC	242,800	5,810,196
United Utilities Group PLC	450,800	4,366,131

(Cost $28,852,651)		30,216,060
United States 43.9%
AGL Resources, Inc.	118,048	4,809,276
American Tower Corp. "A"*	254,091	13,670,096
American Water Works Co., Inc.	350	10,563
Aqua America, Inc.	177,842	3,836,052
Brookfield Infrastructure Partners LP	108,997	2,652,987
CenterPoint Energy, Inc.	295,157	5,790,980
Crown Castle International Corp.*	163,427	6,646,576
ITC Holdings Corp.	43,650	3,379,819
NiSource, Inc.	220,815	4,721,025
NorthWestern Corp.	73,523	2,348,325
NSTAR	104,000	4,660,240
Pepco Holdings, Inc.	200,506	3,793,574
Plains All American Pipeline LP	30,800	1,814,736
Sempra Energy	194,616	10,022,724
Southwest Gas Corp.	51,097	1,848,178
Spectra Energy Corp.	336,393	8,251,720
Western Gas Partners LP	75,000	2,532,750
WGL Holdings, Inc.	79,534	3,107,393

(Cost $77,668,172)		83,897,014

Total Common Stocks (Cost $180,196,530)		189,914,987
Cash Equivalents 1.5%
Central Cash Management Fund, 0.1% (b) (Cost $2,853,380)	2,853,380	2,853,380

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $183,049,910) †	100.9	192,768,367
Other Assets and Liabilities, Net	(0.9)	(1,757,973)

Net Assets	100.0	191,010,394

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $186,721,226.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $6,047,141.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,248,039 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,200,898.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
FDR: Fiduciary Depositary Receipt
At September 30, 2011 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Utilities	91,877,365	48.4%
Energy	40,401,234	21.3%
Industrials	26,251,005	13.8%
Telecommunication Services	20,316,672	10.7%
Consumer Discretionary	7,041,224	3.7%
Financials	4,027,487	2.1%
Total	189,914,987	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$8,736,124	$—	$8,736,124
Canada	27,802,028	—	—	27,802,028
Channel Islands	2,021,875	—	—	2,021,875
China	—	3,775,148	—	3,775,148
France	—	1,796,376	—	1,796,376
Hong Kong	—	8,261,960	—	8,261,960
Italy	—	3,955,402	—	3,955,402
Luxembourg	—	5,244,848	—	5,244,848
Netherlands	—	4,915,443	—	4,915,443
Spain	—	9,292,709	—	9,292,709
United Kingdom	—	30,216,060	—	30,216,060
United States	83,897,014	—	—	83,897,014
Short-Term Investments	2,853,380	—	—	2,853,380
Total	$116,574,297	$76,194,070	$—	$192,768,367

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011